SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
SECURITIZATIONS AND VARIABLE INTEREST ENTITIES
Schedule of consolidated and unconsolidated VIEs with which the Company holds significant variable interests
Citigroup’s involvement with consolidated and unconsolidated VIEs with which the Company holds significant variable interests or has continuing involvement through servicing a majority of the assets in a VIE is presented below:

	As of December 31, 2016
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$50,171	$50,171	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	214,458	—	214,458	3,852	—	—	78	3,930
Non-agency-sponsored	15,965	1,092	14,873	312	35	—	1	348
Citi-administered asset-backed commercial paper conduits (ABCP)	19,693	19,693	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	18,886	—	18,886	5,128	—	—	62	5,190
Asset-based financing	53,168	733	52,435	16,553	475	4,915	—	21,943
Municipal securities tender option bond trusts (TOBs)	7,070	2,843	4,227	40	—	2,842	—	2,882
Municipal investments	17,679	14	17,665	2,441	3,578	2,580	—	8,599
Client intermediation	515	371	144	49	—	—	3	52
Investment funds	2,788	767	2,021	32	120	27	3	182
Other	1,429	607	822	116	11	58	43	228
Total	$401,822	$76,291	$325,531	$28,523	$4,219	$10,422	$190	$43,354

	As of December 31, 2015
				Maximum exposure to loss in significant unconsolidated VIEs(1)
				Funded exposures(2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets(3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Credit card securitizations	$54,916	$54,916	$—	$—	$—	$—	$—	$—
Mortgage securitizations(4)
U.S. agency-sponsored	217,291	—	217,291	3,571	—	—	95	3,666
Non-agency-sponsored	13,036	1,586	11,450	527	—	—	1	528
Citi-administered asset-backed commercial paper conduits (ABCP)	21,280	21,280	—	—	—	—	—	—
Collateralized loan obligations (CLOs)	16,719	—	16,719	3,150	—	—	86	3,236
Asset-based financing	58,862	1,364	57,498	21,270	269	3,616	—	25,155
Municipal securities tender option bond trusts (TOBs)	8,572	3,830	4,742	2	—	3,100	—	3,102
Municipal investments	20,290	44	20,246	2,196	2,487	2,335	—	7,018
Client intermediation	434	335	99	49	—	—	—	49
Investment funds	1,730	842	888	13	138	102	—	253
Other	4,915	597	4,318	292	554	—	52	898
Total	$418,045	$84,794	$333,251	$31,070	$3,448	$9,153	$234	$43,905

Note: Certain adjustments have been made to the December 31, 2015 information to conform to the current period’s presentation.

(1)	The definition of maximum exposure to loss is included in the text that follows this table.

(2)	Included on Citigroup’s December 31, 2016 and 2015 Consolidated Balance Sheet.

(3)	A significant unconsolidated VIE is an entity where the Company has any variable interest or continuing involvement considered to be significant, regardless of the likelihood of loss.

(4)
Citigroup mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-securitizations” below for further discussion.

Schedule of funding commitments of unconsolidated Variable Interest Entities
The following table presents the notional amount of liquidity facilities and loan commitments that are classified as funding commitments in the VIE tables above:

	December 31, 2016		December 31, 2015
In millions of dollars	Liquidity facilities	Loan / equity commitments	Liquidity facilities	Loan / equity commitments
Asset-based financing	$5	$4,910	$5	$3,611
Municipal securities tender option bond trusts (TOBs)	2,842	—	3,100	—
Municipal investments	—	2,580	—	2,335
Investment funds	—	27	—	102
Other	—	58	—	—
Total funding commitments	$2,847	$7,575	$3,105	$6,048

Schedule of significant interests in unconsolidated VIEs - balance sheet classification
The following table presents the carrying amounts and classification of significant variable interests in unconsolidated VIEs:

In billions of dollars	December 31, 2016	December 31, 2015
Cash	$0.1	$0.1
Trading account assets	8.0	6.2
Investments	4.4	3.0
Total loans, net of allowance	18.8	23.6
Other	1.5	1.7
Total assets	$32.8	$34.6

Schedule of securitized credit card receivables
The following table summarizes selected cash flow information related to Citigroup’s credit card securitizations:

In billions of dollars	2016	2015	2014
Proceeds from new securitizations	$3.3	$—	$12.6
Pay down of maturing notes	(10.3)	(7.4)	(7.8)

The following table reflects amounts related to the Company’s securitized credit card receivables:

In billions of dollars	December 31, 2016	December 31, 2015
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$22.7	$29.7
Retained by Citigroup as trust-issued securities	7.4	9.4
Retained by Citigroup via non-certificated interests	20.6	16.5
Total	$50.7	$55.6

Schedule of Master Trust liabilities (at par value)
Master Trust Liabilities (at Par Value)

In billions of dollars	Dec. 31, 2016	Dec. 31, 2015
Term notes issued to third parties	$21.7	$28.4
Term notes retained by Citigroup affiliates	5.5	7.5
Total Master Trust liabilities	$27.2	$35.9

Schedule of Omni Trust liabilities (at par value)
Omni Trust Liabilities (at Par Value)

In billions of dollars	Dec. 31, 2016	Dec. 31, 2015
Term notes issued to third parties	$1.0	$1.3
Term notes retained by Citigroup affiliates	1.9	1.9
Total Omni Trust liabilities	$2.9	$3.2

Schedule of cash flow information, mortgage securitizations
The following table summarizes selected cash flow information related to Citigroup mortgage securitizations:

	2016		2015		2014
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages
Proceeds from new securitizations(1)	$41.3	$11.8	$35.0	$12.1	$27.8	$11.8
Contractual servicing fees received	0.4	—	0.5	—	0.6	—
Cash flows received on retained interests and other net cash flows	0.1	—	0.1	—	0.1	—

(1) The proceeds from new securitizations in 2016 and 2015 include $0.5 billion and $0.7 billion, respectively, related to personal loan securitizations.

Schedule of key assumptions used in measuring fair value of retained interest at the date of sale or securitization of mortgage receivables
Key assumptions used in measuring the fair value of retained interests at the date of sale or securitization of mortgage receivables were as follows:

December 31, 2016
Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.8% to 13.7%	—	—
Weighted average discount rate	9.9%	—	—
Constant prepayment rate	3.8% to 30.9%	—	—
Weighted average constant prepayment rate	11.1%	—	—
Anticipated net credit losses(2)	NM	—	—
Weighted average anticipated net credit losses	NM	—	—
Weighted average life	0.5 to 17.5 years	—	—

Note: Citi held no retained interests in non-agency-sponsored mortgages securitized during 2016.

	December 31, 2015
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 11.4%	2.0% to 3.2%	2.9% to 12.1%
Weighted average discount rate	6.8%	2.9%	5.2%
Constant prepayment rate	5.7% to 34.9%	—	2.8% to 8.0%
Weighted average constant prepayment rate	11.8%	—	3.5%
Anticipated net credit losses(2)	NM	40.0%	38.1% to 92.0%
Weighted average anticipated net credit losses	NM	40.0%	70.6%
Weighted average life	3.5 to 13.8 years	2.5 to 9.8 years	8.9 to 12.9 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations
The key assumptions used to value retained interests, and the sensitivity of the fair value to adverse changes of 10% and 20% in each of the key assumptions, are set forth in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2016
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.7% to 28.2%	0.0% to 8.1%	5.1% to 26.4%
Weighted average discount rate	9.0%	2.1%	13.1%
Constant prepayment rate	6.8% to 22.8%	4.2% to 14.7%	0.5% to 37.5%
Weighted average constant prepayment rate	10.2%	11.0%	10.8%
Anticipated net credit losses(2)	NM	0.5% to 85.6%	8.0% to 63.7%
Weighted average anticipated net credit losses	NM	31.4%	48.3%
Weighted average life	0.2 to 28.8 years	5.0 to 8.5 years	1.2 to 12.1 years

	December 31, 2015
		Non-agency-sponsored mortgages(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 27.0%	1.6% to 67.6%	2.0% to 24.9%
Weighted average discount rate	4.9%	7.6%	8.4%
Constant prepayment rate	5.7% to 27.8%	4.2% to 100.0%	0.5% to 20.8%
Weighted average constant prepayment rate	12.3%	14.0%	7.5%
Anticipated net credit losses(2)	NM	0.2% to 89.1%	3.8% to 92.0%
Weighted average anticipated net credit losses	NM	48.9%	54.4%
Weighted average life	1.3 to 21.0 years	0.3 to 18.1 years	0.9 to 19.0 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

	December 31, 2016
		Non-agency-sponsored mortgages(1)
In millions of dollars	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$2,258	$26	$161
Discount rates
Adverse change of 10%	$(71)	$(7)	$(8)
Adverse change of 20%	(138)	(14)	(16)
Constant prepayment rate
Adverse change of 10%	(80)	(2)	(4)
Adverse change of 20%	(160)	(3)	(8)
Anticipated net credit losses
Adverse change of 10%	NM	(7)	(1)
Adverse change of 20%	NM	(14)	(2)

	December 31, 2015
		Non-agency-sponsored mortgages(1)
In millions of dollars	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$3,546	$179	$533
Discount rates
Adverse change of 10%	$(79)	$(8)	$(25)
Adverse change of 20%	(155)	(15)	(49)
Constant prepayment rate
Adverse change of 10%	(111)	(3)	(9)
Adverse change of 20%	(213)	(6)	(18)
Anticipated net credit losses
Adverse change of 10%	NM	(6)	(7)
Adverse change of 20%	NM	(11)	(14)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

NM	Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of changes in capitalized MSRs
The following table summarizes the changes in capitalized MSRs:

In millions of dollars	2016	2015
Balance, beginning of year	$1,781	$1,845
Originations	152	214
Changes in fair value of MSRs due to changes in inputs and assumptions	(36)	110
Other changes(1)	(313)	(350)
Sale of MSRs(2)	(20)	(38)
Balance, as of December 31	$1,564	$1,781

(1)	Represents changes due to customer payments and passage of time.

(2)	Amount includes sales of credit challenged MSRs for which Citi paid the new servicer.

Schedule of fees received on servicing previously securitized mortgages
The Company receives fees during the course of servicing previously securitized mortgages. The amounts of these fees were as follows:

In millions of dollars	2016	2015	2014
Servicing fees	$484	$552	$638
Late fees	14	16	25
Ancillary fees	17	31	56
Total MSR fees	$515	$599	$719

Schedule of key assumptions for measuring fair value of retained interests at the date of sale or securitization of CDOs and CLOs
The key assumptions used to value retained interests in CLOs, and the sensitivity of the fair value to adverse changes of 10% and 20% are set forth in the tables below:

	Dec. 31, 2016	Dec. 31, 2015
Discount rate	1.3% to 1.7%	1.4% to 49.6%

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs

In millions of dollars	Dec. 31, 2016	Dec. 31, 2015
Carrying value of retained interests	$4,261	$2,299
Discount rates
Adverse change of 10%	$(30)	$(5)
Adverse change of 20%	(62)	(10)

Schedule of asset-based financing
The primary types of Citi’s asset-based financings, total assets of the unconsolidated VIEs with significant involvement, and Citi’s maximum exposure to loss are shown below. For Citi to realize the maximum loss, the VIE (borrower) would have to default with no recovery from the assets held by the VIE.

	December 31, 2016
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$8,784	$2,368
Corporate loans	4,051	2,684
Hedge funds and equities	370	54
Airplanes, ships and other assets	39,230	16,837
Total	$52,435	$21,943

	December 31, 2015
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$17,459	$6,528
Corporate loans	1,274	1,871
Hedge funds and equities	385	55
Airplanes, ships and other assets	38,380	16,701
Total	$57,498	$25,155

Schedule of selected cash flow information related to asset-based financing
The following table summarizes selected cash flow information related to asset-based financings:

In billions of dollars	2016	2015	2014
Proceeds from new securitizations	$—	$—	$0.5
Cash flows received on retained interests and other net cash flows	—	—	0.3